Loss per share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
16. Loss per share

The computation of basic and diluted loss per ordinary share from operations for the years ended December 31, 2014, 2015 and 2016 was as follows:

	For the years ended December 31,
	2014	2015	2016
Numerator:
Net income (loss) attributable to Acorn International, Inc. shareholders from operations—basic and diluted	$(44,328,912)	$(40,158,654)	$3,438,370

Denominator:
Weighted average ordinary shares outstanding—basic and diluted	82,690,613	79,226,404	75,600,700

Income (Loss) per ordinary share:
Basic and diluted	$(0.54)	$(0.51)	$0.05

The Group had 2,635,482, nil and nil outstanding stock options, SARs and RSUs outstanding in 2014, 2015 and 2016, respectively, which could have potentially diluted income per share in the future, but were excluded in the computation of diluted loss per share in 2014, as the Group had net loss attributable to shareholders from operations in that period.